Segmented and geographic information, and major customers (Statements of Financial Position) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Cash and cash equivalents	$ 2,900	$ 4,705	$ 19,998
Trade and other receivables	8,208	5,102
Inventories	17,909	9,408
Prepaid expenses	2,426	2,200
Restricted cash	4,078	4,082
Property, plant and equipment	177,913	259,319
Total assets	213,434	284,816
Trade and other payables	20,576	21,131
Derivative instruments	2,162	4,568
Loan payable		5,564
Glencore pre-payment facility	1,451	2,862
Other long-term liabilities	1,543	4,619
Deferred revenue		23,322
Metals contract liability	40,905
Sandstorm convertible debenture		9,953
RoyCap convertible debenture	8,665
Promissory note	5,000	5,000
Government loan	4,499	4,499
Post-employment benefit obligations	10,866	13,398
Decommissioning provision	13,444	8,279
Deferred tax liabilities	488	459
Total liabilities	109,599	103,654
Cosala Operations [Member]
Disclosure of operating segments [line items]
Cash and cash equivalents	531	133
Trade and other receivables	6,852	2,297
Inventories	6,113	6,346
Prepaid expenses	423	428
Restricted cash	133	137
Property, plant and equipment	55,950	58,029
Total assets	70,002	67,370
Trade and other payables	5,802	6,627
Derivative instruments
Loan payable
Glencore pre-payment facility	1,451	2,862
Other long-term liabilities
Deferred revenue
Metals contract liability
Sandstorm convertible debenture
RoyCap convertible debenture
Promissory note
Government loan
Post-employment benefit obligations
Decommissioning provision	2,008	2,130
Deferred tax liabilities	488	459
Total liabilities	9,749	12,078
Galena Complex [Member]
Disclosure of operating segments [line items]
Cash and cash equivalents	569	1,257
Trade and other receivables	1,326	2,769
Inventories	2,724	3,062
Prepaid expenses	1,072	832
Restricted cash	53	53
Property, plant and equipment	63,423	53,701
Total assets	69,167	61,674
Trade and other payables	5,755	5,096
Derivative instruments
Loan payable
Glencore pre-payment facility
Other long-term liabilities	1,361	529
Deferred revenue
Metals contract liability
Sandstorm convertible debenture
RoyCap convertible debenture
Promissory note
Government loan	4,499	4,499
Post-employment benefit obligations	10,866	13,398
Decommissioning provision	6,929	2,365
Deferred tax liabilities
Total liabilities	29,410	25,887
Relief Canyon [Member]
Disclosure of operating segments [line items]
Cash and cash equivalents	1,472	52
Trade and other receivables
Inventories	9,072
Prepaid expenses	584	650
Restricted cash	3,892	3,892
Property, plant and equipment	58,292	147,183
Total assets	73,312	151,777
Trade and other payables	6,270	6,152
Derivative instruments
Loan payable
Glencore pre-payment facility
Other long-term liabilities	159	3,557
Deferred revenue
Metals contract liability
Sandstorm convertible debenture
RoyCap convertible debenture
Promissory note
Government loan
Post-employment benefit obligations
Decommissioning provision	4,507	3,784
Deferred tax liabilities
Total liabilities	10,936	13,493
Corporate and Other [Member]
Disclosure of operating segments [line items]
Cash and cash equivalents	328	3,263
Trade and other receivables	30	36
Inventories
Prepaid expenses	347	290
Restricted cash
Property, plant and equipment	248	406
Total assets	953	3,995
Trade and other payables	2,749	3,256
Derivative instruments	2,162	4,568
Loan payable		5,564
Glencore pre-payment facility
Other long-term liabilities	23	533
Deferred revenue		23,322
Metals contract liability	40,905
Sandstorm convertible debenture		9,953
RoyCap convertible debenture	8,665
Promissory note	5,000	5,000
Government loan
Post-employment benefit obligations
Decommissioning provision
Deferred tax liabilities
Total liabilities	$ 59,504	$ 52,196